Total Equity (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 09, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2017	Jul. 06, 2017
Disclosure of classes of share capital [line items]
Cost of cancellation		$ 96.2	$ 14.1
Excess of book value over consideration of common shares purchased for cancellation		(50.6)	(8.0)
Purchases and amortization		$ 130.5	$ 30.5
Multiple voting shares
Disclosure of classes of share capital [line items]
Voting percentage of multiple voting shares		41.80%
Number of shares issued (in shares)		1,548,000	1,548,000
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		27,904,801	23,004,207
Number of shares reserved for share-based payments		902,498	659,411
Issuances during the year		5,084,961	1,000,000
Purchases for cancellation		184,367	30,732
Treasury shares acquired		277,364	130,075
Retained earnings
Disclosure of classes of share capital [line items]
Excess of book value over consideration of common shares purchased for cancellation		$ (50.6)	$ (8.0)
Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization		$ 140.5	$ 64.2
Subsequent event
Disclosure of classes of share capital [line items]
Cost of cancellation	$ 9.9
Subsequent event | Subordinate voting shares
Disclosure of classes of share capital [line items]
Purchases for cancellation	20,000
Treasury shares acquired	47,372
Subsequent event | Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization	$ 24.3
Allied World | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				276,397	4,799,497
Number of shares issued in combination		5,075,894
Equity interests of acquirer		$ 2,191.6		$ 119.3	$ 2,072.3